Cost of Services - Summary of Cost of Services (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure Of Detailed Information About Cost Of Sales [Abstract]
Consultant fee	$ 428,122	RM 1,884,806	RM 9,982,074
IT expenses	1,300,253	5,724,360	204,903
Secondment of staff expenses				RM 402,250
Subscription fee	3,208	14,125	94,141
Others	7,404	32,598	18,933	13,929
Total	$ 1,738,987	RM 7,655,889	RM 10,300,051	RM 416,179